Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 17,418,092.4		₨ 14,409,544.0	$ 211,924.7
Fair value of credit substitutes	503,187.8		583,020.2	$ 6,122.3
Non-funded exposure	1,750,449.2		1,535,475.3
Total Exposure	₨ 19,671,729.4	$ 239,344.5	₨ 16,528,039.5
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 4,410,346.6		₨ 3,746,781.7
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	2,550.8		3,035.7
Total Exposure	₨ 4,412,897.4	$ 53,691.4	₨ 3,749,817.4
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	22.40%	22.40%	22.70%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 973,274.3		₨ 589,947.3
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	36,013.4		28,857.8
Total Exposure	₨ 1,009,287.7	$ 12,279.9	₨ 618,805.1
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	5.10%	5.10%	3.70%
Power
Concentration Risk [Line Items]
Gross loans	₨ 695,716.5		₨ 671,859.4
Fair value of credit substitutes	64,805.5		70,346.0
Non-funded exposure	45,576.3		52,366.6
Total Exposure	₨ 806,098.3	$ 9,807.7	₨ 794,572.0
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.10%	4.10%	4.80%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 581,272.1		₨ 465,465.8
Fair value of credit substitutes	3,545.4		0.0
Non-funded exposure	123,464.7		28,102.4
Total Exposure	₨ 708,282.2	$ 8,617.6	₨ 493,568.2
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.60%	3.60%	3.00%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 300,745.5		₨ 253,105.1
Fair value of credit substitutes	5,596.0		6,666.6
Non-funded exposure	131,956.5		105,164.7
Total Exposure	₨ 438,298.0	$ 5,332.7	₨ 364,936.4
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%	2.20%
NBFC
Concentration Risk [Line Items]
Gross loans	₨ 690,783.9		₨ 509,445.4
Fair value of credit substitutes	91,595.9		106,764.5
Non-funded exposure	15,995.5		5,818.5
Total Exposure	₨ 798,375.3	$ 9,713.8	₨ 622,028.4
NBFC | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.10%	4.10%	3.80%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 568,414.2		₨ 406,376.4
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	12,512.4		10,269.5
Total Exposure	₨ 580,926.6	$ 7,068.1	₨ 416,645.9
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.00%	3.00%	2.50%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 483,658.4		₨ 443,538.7
Fair value of credit substitutes	17,656.8		19,768.7
Non-funded exposure	38,921.4		36,999.9
Total Exposure	₨ 540,236.6	$ 6,573.0	₨ 500,307.3
Automobile and Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	3.00%
Real Estate and Property Services
Concentration Risk [Line Items]
Gross loans	₨ 458,906.6		₨ 383,765.5
Fair value of credit substitutes	4,691.4		4,792.6
Non-funded exposure	52,228.7		40,694.4
Total Exposure	₨ 515,826.7	$ 6,276.0	₨ 429,252.5
Real Estate and Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	2.60%
Agri Production—Food
Concentration Risk [Line Items]
Gross loans	₨ 401,720.3		₨ 350,859.6
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	1,040.5		963.1
Total Exposure	₨ 402,760.8	$ 4,900.4	₨ 351,822.7
Agri Production—Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%	2.00%	2.10%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 353,329.8		₨ 233,583.7
Fair value of credit substitutes	115,279.8		174,424.6
Non-funded exposure	102,771.3		149,716.9
Total Exposure	₨ 571,380.9	$ 6,952.0	₨ 557,725.2
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.90%	2.90%	3.40%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 566,172.9		₨ 433,042.2
Fair value of credit substitutes	1,419.2		0.0
Non-funded exposure	49,084.4		39,007.2
Total Exposure	₨ 616,676.5	$ 7,503.1	₨ 472,049.4
Food And Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	3.10%	2.90%
Financial Institutions
Concentration Risk [Line Items]
Gross loans	₨ 659,117.5		₨ 618,494.1
Fair value of credit substitutes	72,068.3		51,844.1
Non-funded exposure	4,435.4		13.1
Total Exposure	₨ 735,621.2	$ 8,950.3	₨ 670,351.3
Financial Institutions | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.70%	4.10%
Agri—Allied
Concentration Risk [Line Items]
Gross loans	₨ 431,581.2
Fair value of credit substitutes	0.0
Non-funded exposure	2,701.2
Total Exposure	₨ 434,282.4	$ 5,283.9
Agri—Allied | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 360,021.9		₨ 321,587.7
Fair value of credit substitutes	12,231.9		12,486.0
Non-funded exposure	61,224.3		80,515.7
Total Exposure	₨ 433,478.1	$ 5,274.1	₨ 414,589.4
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%	2.50%
Telecom
Concentration Risk [Line Items]
Gross loans	₨ 365,112.3		₨ 331,131.1
Fair value of credit substitutes	0.0		2,989.4
Non-funded exposure	42,221.1		43,335.9
Total Exposure	₨ 407,333.4	$ 4,956.0	₨ 377,456.4
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.30%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 284,690.7		₨ 272,428.0
Fair value of credit substitutes	15,220.2		18,032.7
Non-funded exposure	170,452.2		220,442.5
Total Exposure	₨ 470,363.1	$ 5,722.9	₨ 510,903.2
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.40%	2.40%	3.10%
Wholesale Trade—Non Industrial
Concentration Risk [Line Items]
Gross loans	₨ 530,057.5		₨ 417,954.8
Fair value of credit substitutes	1,988.8		0.0
Non-funded exposure	31,887.0		26,147.5
Total Exposure	₨ 563,933.3	$ 6,861.3	₨ 444,102.3
Wholesale Trade—Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.90%	2.90%	2.70%
Wholesale Trade—Industrial
Concentration Risk [Line Items]
Gross loans	₨ 421,900.9		₨ 347,202.9
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	70,853.6		73,867.5
Total Exposure	₨ 492,754.5	$ 5,995.3	₨ 421,070.4
Wholesale Trade—Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.50%	2.50%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 3,490,386.3		₨ 3,288,555.0
Fair value of credit substitutes	92,104.1		108,769.3
Non-funded exposure	719,829.4		546,407.8
Total Exposure	₨ 4,302,319.8	$ 52,346.0	₨ 3,943,732.1
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	22.00%	22.00%	23.80%
Textiles and Garments
Concentration Risk [Line Items]
Gross loans	₨ 390,883.0		₨ 324,419.6
Fair value of credit substitutes	4,984.5		6,135.7
Non-funded exposure	34,729.1		43,748.6
Total Exposure	₨ 430,596.6	$ 5,239.0	₨ 374,303.9
Textiles and Garments | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%	2.30%